7. MINERAL PROPERTY INTERESTS (Tables)	9 Months Ended
Sep. 30, 2014
Notes to Financial Statements
Capitalized mineral property acquisition costs

Capitalized mineral property acquisition costs are summarized as follows:

	September 30, 2014	December 31, 2013

Ann Mason	$45,239,812	$47,495,218
Lordsburg	468,951	494,171
Other	268,308	817,176

Total	$45,977,071	$48,806,565

Exploration costs expensed

Expensed exploration costs are summarized as follows:

	Three Months Ended September 30, 2014	Three Months Ended September 30, 2013	Nine Months Ended September 30, 2014	Nine Months Ended September 30, 2013

US	$1,843,940	$766,309	$2,976,645	$3,278,717
Mongolia	364,356	297,740	1,313,250	1,071,352
Other	59,901	104,278	299,773	326,684

Total all locations	$2,268,197	$1,168,327	$4,589,668	$4,676,753